AMALGAMATION (Details Narrative)			3 Months Ended		6 Months Ended
	Aug. 03, 2022 CAD ($) shares	Apr. 26, 2022	Jun. 30, 2023 CAD ($) shares	Jun. 30, 2022 CAD ($) shares	Jun. 30, 2023 CAD ($) shares	Jun. 30, 2022 CAD ($) shares	Jun. 28, 2023 CAD ($)	Aug. 03, 2022 $ / shares	Aug. 03, 2022 CAD ($) shares
IfrsStatementLineItems [Line Items]
Share consolidation description					5-for-1
Common share issued			135,730,527	90,239,343	135,730,527	90,239,343
Outstanding shares	31,748,399
Fair value of options, warrants and preferred shares | $									$ 9,665,577
Transaction costs | $							$ (695,798)		$ 2,327,125
Net loss of RTO | $			$ (3,292,019)	$ (1,005,329)	$ (5,677,602)	$ (24,235,060)
Preference shares [member]
IfrsStatementLineItems [Line Items]
Conversion of stock, shares issued									118,186
Conversion of stock, shares to be issued									13,131
Net loss of RTO | $
Premium nickel resources corporation [member]
IfrsStatementLineItems [Line Items]
Common share issued									82,157,536
Outstanding shares	77,948,368
Ownership percentage of post RTO	72.10%
Options to purchase shares	8,375,000
Unvested options									2,383,333
Fair value of stock option | $									$ 5,138,022
Share price | $ / shares								$ 2.00
North American Nickel Inc [member]
IfrsStatementLineItems [Line Items]
Ownership percentage of post RTO	27.90%
Option outstanding									2,995,794
Warrants outstanding									2,228,340
Reverse takeover transaction [member]
IfrsStatementLineItems [Line Items]
Options to purchase shares	8,827,250
Net loss of RTO | $	$ 29,174,415
North American Nickel Inc [member] | Amalgamation Agreement [member]
IfrsStatementLineItems [Line Items]
Exchange ratio for RTO		1.054							1.054
Share consolidation description	5-to-1	5-to-1